IMPAIRMENT CHARGES AND INVENTORY PROVISIONING	12 Months Ended
Dec. 31, 2018
Disclosure of impairment charges and inventory provisioning [Abstract]
IMPAIRMENT CHARGES AND INVENTORY PROVISIONING
6.	IMPAIRMENT CHARGES AND INVENTORY PROVISIONING

In accordance with IAS 36, Impairment of Assets, the Group carries out an annual impairment review of the asset valuations. In determining whether a potential asset impairment exists, a range of internal and external factors are considered. A number of factors affected this calculation including:

•	The Company’s market capitalisation at the end of the year that was lower when compared to the end of 2017.

•	The inclusion of the latest cash flow projections and net asset values for each cash generating unit; and

•	Increased volatility in the Company’s share price and higher market interest rates which resulted in a higher discount factor being applied to the Company’s expected future cash flows.

The impact of the above items on the statement of operations for the year ended December 31, 2018, December 31, 2017 and December 31, 2016 was as follows:

	December	December	December
	31, 2018	31, 2017	31, 2016
	US$’000	US$’000	US$’000
Selling, general & administration expenses
Impairment of PP&E (Note 12)	6,112	10,437	4,382
Impairment of goodwill and other intangible assets (Note 13)	19,212	29,667	38,240
Impairment of prepayments (Note 17)	1,608	1,651	757
Product discontinuation (Note 16)	—	—	4,786

Total impairment loss and inventory provisioning before tax	26,932	41,755	48,165
		(	(
Income tax impact of impairment loss and inventory provisioning	(1,752)	(517)	(3,783)

Total impairment loss after tax	25,180	41,238	44,382

In 2016, the decision to withdraw the Meritas Troponin premarket submission to the U.S. Food and Drug Administration, Trinity Biotech’s led to a significant reduction in the Group’s share price. Given that the market capitalisation was then significantly below the book value of the net assets, the Group decided to recognise at December 31, 2016 a non-cash impairment charge of US$28,390,000. The impairment was taken against goodwill and other intangible assets, property, plant and equipment and prepayments (see Notes 12, 13 and 17). Certain capitalised development projects were judged to be specifically impaired and their total carrying value of US$14,989,000 was expensed. Total impairment charges were US$43,379,000.

Also in 2016, the Group recognised a charge of US$4,786,000 in relation to a number of products that were culled. This mainly represented inventory provisioning for the Bartels and Microtrak product lines that were acquired over 15 years. Revenues for these products had been declining significantly over the last number of years and had reached the end of their economic life, especially given the level of technical support required to keep older products of this nature on the market.